Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.77%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.58%

Series Ratings	Moody’s	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2020.

* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet. Effective October 21, 2020, the Bank of Canada no longer accepts own-name covered bonds for Term Repo operations.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Supplementary Information (continued)

	Moody’s	Fitch	DBRS	S&P
The Bank of Nova Scotia’s Credit Ratings(1)
Senior Debt(2)/ Long-Term Issuer Default Rating (Fitch)	Aa2	AA/AA-	AA	A+
Subordinated Debt that does not contain NVCC(3) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(3) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt (or Issuer Default Rating for Fitch)	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(4)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(5)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Includes Senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “Bail-In” regime. Senior debt subject to conversion under the Bail-In regime is rated A2 by Moody’s, AA- by Fitch and AA(low) by DBRS.
(3) Non-viability contingent capital (NVCC)
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	64,484,916,484	A (i)	67,982,901,298
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	64,484,916,484
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	605,310,832
Total: A + B + C + D + E - F	63,879,605,652

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,561,955,551
-
A = lesser of (i) Present Value of outstanding loan balance of	68,904,351,849
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	68,904,351,849

Intercompany Loan Balance

Guarantee Loan	62,798,514,443
Demand Loan	6,875,453,044
Total	69,673,967,487

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
January 28, 2021	N/A	N/A

Portfolio Flow of Funds

	1/28/2021		12/30/2020
Cash Inflows
Principal Receipts	1,599,641,299.76	(7)	1,417,637,430.65	(7)
Sale of Loans	72,083,051.82		87,428,592.69
Revenue Receipts	167,165,826.63		167,459,571.50
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(166,671,961.72)	(8)	(167,215,189.76)	(9)
Purchase of Loans	(104,289,736.43)		(68,260,829.43)
Intercompany Loan Repayment	(1,567,434,615.15)	(7)(8)	(1,436,805,193.91)	(7)(9)
Distribution to Partners	(39,679,489.89)		-
Other Inflows / Outflows(10)	(22.60)		(40.35)
Net Inflows/(Outflows)	(39,185,647.58)		244,341.39

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which  provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales  of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.204%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible  Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s  Form 40-F for the fiscal year ended October 31, 2020 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount was paid out on February 17th, 2021
(9) This amount was paid out on January 18th, 2021.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Portfolio Summary Statistics

Previous Month Ending Balance	$ 69,526,669,383
Current Month Ending Balance (1)	$67,962,305,573
Number of Mortgage Loans in Pool	261,162
Average Loan Size	$260,230
Number of Primary Borrowers	229,294
Number of Properties	233,623

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.88%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.97%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.23%
Weighted Average Seasoning of Loans in the Portfolio	24.54	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.68%
Weighted Average Original Term of Loans in the Portfolio	55.52	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.98	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	24.39	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	261,096	99.97%	67,941,822,471	99.97%
30 to 59 Days Past Due	46	0.02%	15,372,747	0.02%
60 to 89 Days Past Due	20	0.01%	5,110,355	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,084	10.37%	6,384,243,046	9.39%
British Columbia	44,221	16.93%	15,133,418,735	22.27%
Manitoba	5,073	1.94%	787,192,169	1.16%
New Brunswick	5,959	2.28%	586,276,686	0.86%
Newfoundland	6,408	2.45%	853,794,013	1.26%
Northwest Territories	76	0.03%	16,609,375	0.02%
Nova Scotia	9,054	3.47%	1,169,109,302	1.72%
Nunavut	-	0.00%	-	0.00%
Ontario	151,560	58.03%	40,780,629,303	60.00%
Prince Edward Island	1,318	0.50%	159,642,239	0.23%
Quebec	2,737	1.05%	631,419,035	0.93%
Saskatchewan	7,239	2.77%	1,368,633,118	2.01%
Yukon	433	0.17%	91,338,553	0.13%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,145	0.82%	663,108,802	0.98%
599 or less	1,703	0.65%	420,565,422	0.62%
600 - 650	3,969	1.52%	1,090,525,712	1.60%
651 - 700	12,700	4.86%	3,505,965,689	5.16%
701 - 750	27,342	10.47%	7,516,218,212	11.06%
751 - 800	44,344	16.98%	12,294,521,373	18.09%
801 and Above	168,959	64.70%	42,471,400,363	62.49%
Total	261,162	100.00%	67,962,305,573	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	227,599	87.15%	56,823,051,263	83.61%
Variable	33,563	12.85%	11,139,254,310	16.39%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	194,900	74.63%	44,111,815,343	64.91%
Non-STEP	66,262	25.37%	23,850,490,230	35.09%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,043	5.38%	2,957,679,405	4.35%
Owner Occupied	247,119	94.62%	65,004,626,168	95.65%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	83,671	32.04%	23,022,125,873	33.87%
2.5000 - 2.9999	111,722	42.78%	29,310,065,218	43.13%
3.0000 - 3.4999	40,494	15.51%	10,268,420,608	15.11%
3.5000 - 3.9999	23,714	9.08%	5,112,520,860	7.52%
4.0000 - 4.4999	1,205	0.46%	181,415,348	0.27%
4.5000 - 4.9999	101	0.04%	16,100,990	0.02%
5.0000 - 5.4999	29	0.01%	2,878,447	0.00%
5.5000 and Above	226	0.09%	48,778,230	0.07%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	26,952	10.32%	2,298,812,501	3.38%
20.01-25.00	11,630	4.45%	1,764,610,666	2.60%
25.01-30.00	14,067	5.39%	2,568,871,087	3.78%
30.01-35.00	16,796	6.43%	3,531,764,178	5.20%
35.01-40.00	20,232	7.75%	4,705,200,593	6.92%
40.01-45.00	22,980	8.80%	5,924,889,128	8.72%
45.01-50.00	24,424	9.35%	6,671,066,798	9.82%
50.01-55.00	23,756	9.10%	6,991,797,609	10.29%
55.01-60.00	23,837	9.13%	7,447,014,536	10.96%
60.01-65.00	23,247	8.90%	7,904,693,380	11.63%
65.01-70.00	22,845	8.75%	8,082,752,624	11.89%
70.01-75.00	17,326	6.63%	6,112,443,355	8.99%
75.01-80.00	10,495	4.02%	3,224,740,710	4.74%
80.01-90.00	2,233	0.86%	638,757,372	0.94%
90.01-100.00	241	0.09%	67,971,947	0.10%
Over 100.00	101	0.04%	26,919,088	0.04%
Total	261,162	100.00%	67,962,305,573	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	43,332	16.59%	9,617,005,657	14.15%
12.00 - 23.99	64,761	24.80%	16,649,810,083	24.50%
24.00 - 35.99	58,232	22.30%	15,472,599,105	22.77%
36.00 - 41.99	17,111	6.55%	4,953,479,863	7.29%
42.00 - 47.99	25,638	9.82%	8,126,445,993	11.96%
48.00 - 53.99	21,642	8.29%	5,613,889,594	8.26%
54.00 - 59.99	24,734	9.47%	5,993,565,865	8.82%
60.00 - 65.99	5,100	1.95%	1,407,049,033	2.07%
66.00 - 71.99	44	0.02%	9,325,853	0.01%
72.00 and Above	568	0.22%	119,134,530	0.18%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,081	23.01%	3,468,104,188.38	5.10%
100,000 - 149,999	34,614	13.25%	4,331,921,405.96	6.37%
150,000 - 199,999	32,028	12.26%	5,598,419,083.11	8.24%
200,000 - 249,999	28,352	10.86%	6,369,301,255.92	9.37%
250,000 - 299,999	23,631	9.05%	6,478,051,957.75	9.53%
300,000 - 349,999	18,680	7.15%	6,052,474,517.78	8.91%
350,000 - 399,999	14,349	5.49%	5,366,293,916.43	7.90%
400,000 - 449,999	10,647	4.08%	4,514,911,735.00	6.64%
450,000 - 499,999	8,469	3.24%	4,014,981,767.48	5.91%
500,000 - 549,999	6,557	2.51%	3,435,330,401.06	5.05%
550,000 - 599,999	5,329	2.04%	3,057,623,731.88	4.50%
600,000 - 649,999	3,836	1.47%	2,392,040,753.05	3.52%
650,000 - 699,999	2,914	1.12%	1,963,659,764.33	2.89%
700,000 - 749,999	2,232	0.85%	1,616,547,054.74	2.38%
750,000 - 799,999	1,896	0.73%	1,466,376,893.86	2.16%
800,000 - 849,999	1,510	0.58%	1,244,063,735.29	1.83%
850,000 - 899,999	1,242	0.48%	1,084,574,191.08	1.60%
900,000 - 949,999	935	0.36%	864,519,126.39	1.27%
950,000 - 999,999	747	0.29%	727,368,308.43	1.07%
1,000,000 or Greater	3,113	1.19%	3,915,741,785.09	5.76%
Total	261,162	100.00%	67,962,305,573	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	43,026	16.47%	10,502,953,350	15.45%
Single Family	213,090	81.59%	56,110,829,230	82.56%
Multi Family	4,391	1.68%	1,213,517,207	1.79%
Other	655	0.25%	135,005,786	0.20%
Total	261,162	100.00%	67,962,305,573	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	96,171,282	74,951,809	94,544,273	128,033,706	146,587,846	191,644,442	253,656,930	323,322,436	417,758,170	552,605,215	751,666,588	1,273,444,135	1,608,275,527	433,431,756	34,485,961	3,662,971	6,384,243,046	9.39%
	Current and Less Than 30 Days Past Due	96,122,870	74,951,809	94,544,273	128,033,706	146,587,846	191,644,442	253,656,930	323,322,436	417,758,170	552,431,949	751,329,051	1,272,826,886	1,607,887,631	433,020,331	33,964,356	3,662,971	6,381,745,656	99.96%
	30 to 59 Days Past Due	48,411	-	-	-	-	-	-	-	-	173,266	157,872	259,489	387,896	184,075	-	-	1,211,009	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	179,665	357,760	-	227,351	521,605	-	1,286,381	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	504,040,200	384,095,034	527,952,399	740,367,696	993,284,270	1,221,660,321	1,353,557,245	1,524,947,650	1,676,544,870	1,638,140,935	1,540,616,353	1,987,144,920	913,937,541	112,402,530	8,156,232	6,570,540	15,133,418,735	22.27%
	Current and Less Than 30 Days Past Due	504,040,200	383,841,625	527,952,399	740,367,696	992,536,046	1,221,111,813	1,352,950,615	1,524,479,250	1,676,368,169	1,638,140,935	1,540,418,283	1,986,999,829	913,937,541	112,402,530	8,156,232	6,570,540	15,130,273,704	99.98%
	30 to 59 Days Past Due	-	253,409	-	-	748,224	548,507	606,630	468,400	176,701	-	198,069	-	-	-	-	-	2,999,940	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	145,091	-	-	-	-	145,091	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	16,716,479	10,776,818	17,176,330	22,468,385	29,317,821	38,684,537	52,255,429	71,822,181	101,216,683	116,590,290	140,880,173	137,170,862	31,868,228	247,954	-	-	787,192,169	1.16%
	Current and Less Than 30 Days Past Due	16,716,479	10,776,818	17,176,330	22,468,385	29,317,821	38,684,537	52,080,223	71,822,181	101,216,683	116,590,290	140,880,173	137,170,862	31,868,228	247,954	-	-	787,016,963	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	175,205	-	-	-	-	-	-	-	-	-	175,205	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,657,562	11,571,037	16,907,523	29,303,744	38,108,587	52,380,738	72,524,306	64,322,346	68,615,771	63,642,058	88,168,441	57,010,721	7,942,302	121,548	-	-	586,276,686	0.86%
	Current and Less Than 30 Days Past Due	15,657,562	11,521,531	16,907,523	29,303,744	38,108,587	52,380,738	72,524,306	64,236,910	68,615,771	63,642,058	88,168,441	56,905,642	7,942,302	121,548	-	-	586,036,664	99.96%
	30 to 59 Days Past Due	-	49,505	-	-	-	-	-	-	-	-	-	-	-	-	-	-	49,505	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	85,437	-	-	-	105,080	-	-	-	-	190,516	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	9,999,244	6,875,384	12,210,148	17,096,825	23,953,734	26,600,790	41,418,076	56,343,047	60,940,850	81,025,026	132,459,397	204,712,461	161,557,905	17,032,011	647,391	921,724	853,794,013	1.26%
	Current and Less Than 30 Days Past Due	9,999,244	6,875,384	12,210,148	17,096,825	23,953,734	26,600,790	41,418,076	56,343,047	60,940,850	81,025,026	132,301,635	204,605,879	161,557,905	17,032,011	647,391	921,724	853,529,669	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	106,582	-	-	-	-	106,582	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	157,762	-	-	-	-	-	157,762	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	340,077	572,192	944,146	1,033,380	304,643	1,611,763	735,867	1,765,990	1,486,756	2,700,952	2,246,180	2,644,484	222,945	-	-	-	16,609,375	0.02%
	Current and Less Than 30 Days Past Due	340,077	572,192	944,146	1,033,380	304,643	1,611,763	735,867	1,765,990	1,486,756	2,700,952	2,246,180	2,644,484	222,945	-	-	-	16,609,375	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	27,834,335	20,712,150	32,891,383	45,236,684	63,002,186	80,131,935	132,991,662	166,516,584	192,521,875	154,657,672	159,333,282	76,773,408	15,277,651	883,688	344,804	-	1,169,109,302	1.72%
	Current and Less Than 30 Days Past Due	27,834,335	20,712,150	32,891,383	45,236,684	63,002,186	80,131,935	132,991,662	166,381,438	192,479,727	154,657,672	159,333,282	76,773,408	15,277,651	883,688	344,804	-	1,168,932,008	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	135,146	42,148	-	-	-	-	-	-	-	177,294	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,586,046,843	1,222,055,833	1,813,037,693	2,471,785,233	3,306,265,380	4,157,066,963	4,529,355,818	4,548,598,508	4,654,693,206	5,009,621,796	4,813,092,960	2,105,927,208	451,142,545	72,021,276	24,154,189	15,763,853	40,780,629,303	60.00%
Ontario	Current and Less Than 30 Days Past Due	1,585,716,407	1,221,723,617	1,813,037,693	2,471,634,071	3,304,390,753	4,156,584,075	4,526,179,319	4,547,249,044	4,654,693,206	5,007,530,958	4,810,777,840	2,105,927,208	451,142,545	72,021,276	24,154,189	15,763,853	40,768,526,054	99.97%
	30 to 59 Days Past Due	330,436	332,216	-	151,162	1,874,626	137,126	2,012,183	1,185,397	-	2,090,838	1,787,289	-	-	-	-	-	9,901,274	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	345,763	1,164,315	164,067	-	-	527,830	-	-	-	-	-	2,201,976	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,658,952	2,174,840	4,732,338	6,240,472	7,765,025	15,021,821	14,625,209	14,841,257	18,818,383	19,452,423	31,680,136	17,847,362	1,784,020	-	-	-	159,642,239	0.23%
	Current and Less Than 30 Days Past Due	4,658,952	2,174,840	4,732,338	6,240,472	7,765,025	15,021,821	14,572,044	14,841,257	18,818,383	19,452,423	31,680,136	17,847,362	1,784,020	-	-	-	159,589,073	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	53,166	-	-	-	-	-	-	-	-	-	53,166	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	9,043,904	6,968,083	12,998,094	18,510,344	24,140,231	29,266,293	36,109,531	47,594,721	58,031,720	84,793,489	194,410,819	94,207,793	12,849,654	2,310,991	183,369	-	631,419,035	0.93%
	Current and Less Than 30 Days Past Due	9,043,904	6,968,083	12,998,094	18,510,344	24,140,231	29,266,293	36,109,531	47,594,721	58,031,720	84,793,489	194,245,365	94,207,793	12,849,654	2,310,991	183,369	-	631,253,581	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	165,454	-	-	-	-	-	165,454	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	25,785,352	21,193,631	33,055,548	47,671,193	64,917,175	103,763,331	179,270,816	162,791,802	185,268,082	169,885,494	212,418,015	142,647,299	19,659,763	305,617	-	-	1,368,633,118	2.01%
	Current and Less Than 30 Days Past Due	25,785,352	21,193,631	33,055,548	47,671,193	64,917,175	103,433,439	178,681,130	162,456,666	185,151,342	169,595,002	212,418,015	142,647,299	19,659,763	305,617	-	-	1,366,971,172	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	146,179	331,256	109,047	-	-	-	-	-	-	-	-	586,483	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	183,712	258,430	226,090	116,740	290,492	-	-	-	-	-	-	1,075,463	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,518,270	2,663,854	2,421,214	4,016,515	7,553,695	7,056,196	4,565,910	8,931,087	11,118,169	11,578,029	15,780,282	12,912,703	222,630	-	-	-	91,338,553	0.13%
	Current and Less Than 30 Days Past Due	2,518,270	2,663,854	2,421,214	4,016,515	7,553,695	7,056,196	4,565,910	8,931,087	11,118,169	11,578,029	15,780,282	12,912,703	222,630	-	-	-	91,338,553	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,298,812,501	1,764,610,666	2,568,871,087	3,531,764,178	4,705,200,593	5,924,889,128	6,671,066,798	6,991,797,609	7,447,014,536	7,904,693,380	8,082,752,624	6,112,443,355	3,224,740,710	638,757,372	67,971,947	26,919,088	67,962,305,573	100.00%
	Current and Less Than 30 Days Past Due	2,298,433,653	1,763,975,535	2,568,871,087	3,531,613,016	4,702,577,743	5,923,527,841	6,666,465,613	6,989,424,026	7,446,678,947	7,902,138,784	8,079,578,682	6,111,469,354	3,224,352,814	638,345,946	67,450,342	26,919,088	67,941,822,471	99.97%
	30 to 59 Days Past Due	378,848	635,131	-	151,162	2,622,850	831,812	3,125,274	1,897,990	218,849	2,264,104	2,308,684	366,071	387,896	184,075	-	-	15,372,747	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	529,475	1,475,911	475,594	116,740	290,492	865,258	607,930	-	227,351	521,605	-	5,110,355	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for “All” Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/28/2021
Distribution Date:	2/16/2021

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	17,661,515	14,524,995	20,390,064	21,948,539	34,571,576	36,272,590	51,563,739	66,994,955	78,674,719	100,075,385	92,195,844	72,354,289	47,039,732	7,767,769	1,073,092	-	663,108,802	0.98%
<=599	4,343,972	6,539,146	6,876,078	13,124,464	21,194,947	31,488,594	36,915,945	44,825,387	54,760,401	49,112,440	58,185,090	50,127,791	31,310,687	8,954,783	2,586,353	219,344	420,565,422	0.62%
600-650	10,328,828	8,232,626	17,956,641	38,520,057	61,858,724	70,007,535	100,816,121	105,430,886	120,096,382	168,465,392	181,811,350	126,793,962	66,450,608	12,106,297	1,022,046	628,257	1,090,525,712	1.60%
651-700	47,178,161	36,233,126	66,561,646	117,667,222	181,727,276	243,850,056	314,287,575	373,751,940	425,962,302	475,934,487	537,226,033	391,508,189	247,859,655	41,575,246	3,059,959	1,582,818	3,505,965,689	5.16%
701-750	129,155,154	111,609,014	202,136,589	282,403,771	416,692,472	588,286,513	712,440,321	773,434,790	909,861,995	976,319,120	1,042,221,165	823,661,535	456,289,356	79,375,841	10,551,519	1,779,058	7,516,218,212	11.06%
751-800	258,161,363	227,444,494	350,857,083	516,473,925	726,566,030	995,220,784	1,157,086,642	1,272,672,744	1,416,084,620	1,584,461,405	1,683,687,283	1,318,672,606	640,470,897	125,304,227	15,308,204	6,049,068	12,294,521,373	18.09%
>800	1,831,983,507	1,360,027,266	1,904,092,986	2,541,626,200	3,262,589,569	3,959,763,056	4,297,956,456	4,354,686,908	4,441,574,117	4,550,325,152	4,487,425,860	3,329,324,984	1,735,319,777	363,673,209	34,370,775	16,660,543	42,471,400,363	62.49%
Total	2,298,812,501	1,764,610,666	2,568,871,087	3,531,764,178	4,705,200,593	5,924,889,128	6,671,066,798	6,991,797,609	7,447,014,536	7,904,693,380	8,082,752,624	6,112,443,355	3,224,740,710	638,757,372	67,971,947	26,919,088	67,962,305,573	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.